Document and Entity Information	May 07, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	QWEST CORP
Amendment Flag	false
Entity Central Index Key	0000068622
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Incorporation State Country Code	CO
Entity File Number	001-03040
Entity Tax Identification Number	84-0273800
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	(318)
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
A 6.125 Notes Due 2053 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Notes due 2053
Trading Symbol	CTY
Security Exchange Name	NYSE
A 6.875 Notes Due 2054 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Notes due 2054
Trading Symbol	CTV
Security Exchange Name	NYSE
A 6.625 Notes Due 2055 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.625% Notes due 2055
Trading Symbol	CTZ
Security Exchange Name	NYSE
A 7.00 Notes Due 2056 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.00% Notes due 2056
Trading Symbol	CTAA
Security Exchange Name	NYSE
A 6.5 Notes Due 2056 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.5% Notes due 2056
Trading Symbol	CTBB
Security Exchange Name	NYSE
A 6.75 Notes Due 2057 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.75% Notes due 2057
Trading Symbol	CTDD
Security Exchange Name	NYSE